Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2015
Collection Period Start	1-May-15	Distribution Date	15-Jun-15
Collection Period End	31-May-15	30/360 Days	30
Beg. of Interest Period	15-May-15	Actual/360 Days	31
End of Interest Period	15-Jun-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	486,542,459.29	440,735,753.50	0.2903654
Total Securities		1,517,865,698.77	486,542,459.29	440,735,753.50	0.2903654
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.315600%	400,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.610000%	360,000,000.00	118,676,760.52	72,870,054.73	0.2024168
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	45,806,705.79	60,327.35	127.2408494	0.1675760
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	45,806,705.79	128,052.77

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,681,846.32
Monthly Interest				2,238,454.28
Total Monthly Payments				8,920,300.60

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				363,044.60
Aggregate Sales Proceeds Advance				19,365,435.53
Total Advances				19,728,480.13

Vehicle Disposition Proceeds:
Reallocation Payments				29,525,513.74
Repurchase Payments				2,627,149.07
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				14,412,479.52
Excess Wear and Tear and Excess Mileage				299,606.26
Remaining Payoffs				0.00
Net Insurance Proceeds				316,849.92
Residual Value Surplus				432,271.44
Total Collections				76,262,650.68

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	18,606,388.00			1,225
Involuntary Repossession	326,320.12			22
Voluntary Repossession	80,939.00			5
Full Termination	10,511,866.62			702
Bankruptcy	-			-
Insurance Payoff		311,997.93		15
Customer Payoff			395,474.59	23
Grounding Dealer Payoff			10,325,984.32	562
Dealer Purchase			2,830,673.67	155
Total	29,525,513.74	311,997.93	13,552,132.58	2,709

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,844	543,754,120.47	7.00000%	486,542,459.29
Total Depreciation Received		(8,032,998.55)		(6,568,681.48)
Principal Amount of Gross Losses	(41)	(820,034.56)		(748,193.31)
Repurchase / Reallocation	(156)	(2,746,520.75)		(2,627,149.07)
Early Terminations	(593)	(11,766,312.54)		(10,697,952.68)
Scheduled Terminations	(1,454)	(27,234,300.50)		(25,164,729.25)
Pool Balance - End of Period	23,600	493,153,953.57		440,735,753.50

Remaining Pool Balance
Lease Payment				54,691,444.40
Residual Value				386,044,309.10
Total				440,735,753.50

III. DISTRIBUTIONS

Total Collections					76,262,650.68
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					76,262,650.68

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					353,795.09
3. Reimbursement of Sales Proceeds Advance					29,451,045.66
4. Servicing Fee:
Servicing Fee Due					405,452.05
Servicing Fee Paid					405,452.05
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					30,210,292.80

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					60,327.35

Class A-3 Notes Monthly Interest Paid					60,327.35
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	128,052.77
Total Note and Certificate Monthly Interest Paid	128,052.77
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	45,924,305.11

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	45,806,705.79

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	45,806,705.79
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	117,599.32

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		117,599.32
Gross Reserve Account Balance		22,885,584.80
Remaining Available Collections Released to Seller		117,599.32
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.82
Monthly Prepayment Speed		-151%
Lifetime Prepayment Speed		68%

	$	units
Recoveries of Defaulted and Casualty Receivables	829,813.58
Securitization Value of Defaulted Receivables and Casualty Receivables	748,193.31	41
Aggregate Defaulted and Casualty Gain (Loss)	81,620.27
Pool Balance at Beginning of Collection Period	486,542,459.29
Net Loss Ratio	0.0168%

Cumulative Net Losses for all Periods	0.1996%	3,029,678.78

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,150,835.27	232
61-90 Days Delinquent	758,972.34	45
91-120+ Days Delinquent	422,362.80	24
Total Delinquent Receivables:	5,332,170.41	301
60+ Days Delinquencies as Percentage of Receivables	0.24%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	29,118,254.62	1927
Securitization Value	32,465,890.77
Aggregate Residual Gain (Loss)	(3,347,636.15)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	358,870,350.01	23,393
Cumulative Securitization Value	389,364,756.94
Cumulative Residual Gain (Loss)	(30,494,406.93)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		47,494,388.87
Reimbursement of Outstanding Advance		29,451,045.66
Additional Advances for current period		19,365,435.53
Ending Balance of Residual Advance		37,408,778.74

Beginning Balance of Payment Advance		856,287.79
Reimbursement of Outstanding Payment Advance		353,795.09
Additional Payment Advances for current period		363,044.60
Ending Balance of Payment Advance		865,537.30

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No